Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Related Party [Abstract]
Short-term employee benefits	$ 22,326	$ 16,848
Share-based payments	$ 20,773	$ 20,763